UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Craig Benton

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1720

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

Item 1. Report to Stockholders.

(a)

Akre Focus ETF
TF | AKRE
Semi-Annual Shareholder Report | January 31, 2026
This semi-annual shareholder report contains important information about the Akre Focus ETF for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at https://www.akrefund.com/documents-and-forms/. You can also request this information by contacting us at 1-877-862-9556.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment1,[2]
Akre Focus ETF	$47	1.01%
1	Annualized
2	Effective at the close of business on October 24, 2025 the Fund acquired all the assets and liabilities of the Akre Focus Fund (the “Predecessor Fund”) in a tax-free reorganization (the “Reorganization”). Effective October 10, 2025, the Retail Class shares and the Supra Institutional Class shares of the Predecessor Fund were converted into the Institutional Class shares of the Predecessor Fund (the “Share Class Consolidation”). The expense ratio presented reflects the accounting history of the Institutional Class of the Predecessor Fund prior to the Reorganization. Due to differing fee structures, Retail Class shareholders experienced higher expenses and Supra Institutional Class shareholders experienced lower expenses prior to their consolidation into the Institutional Class on October 10, 2025.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Akre Focus ETF’s performance for the six-month period ending January 31, 2026, was -16.39% compared with its benchmark, the S&P 500 Total Return, at 10.13%. The Fund invests primarily in securities of companies, of any size market capitalization, listed on U.S. stock exchanges. The Fund may also invest in preferred stocks, warrants, options, and other equity-like instruments.
After a strong first half of 2025, the Fund gave back much of its gains in the second half of the year and to begin 2026. If investing was like high school, the Fund’s holdings—despite being, in our opinion, proverbial honor students and team captains with great extracurriculars—were not among the “cool kids” in the past six months. That designation belonged to stocks receiving AI tailwinds, including the market cap behemoths driving stock indices to new heights. These “Magnificent 7” mega caps have been the “big men on campus” for quite a while now, up nearly 25% in aggregate during 2025 and accounting for more than half of the S&P 500’s return over the past three years. The Fund’s portfolio, on the other hand, has significant exposure to the software sector, which has suffered dearly in the last six months driven by the narrative that AI will “eat all software”. We believe this narrative overblown at worst, mistaken at best. As painful as performance has been these past months, we believe the value in the portfolio today bodes well for the future. We do not know where the bottom is or when sentiment will turn, but we intend to continue to lean in on behalf of our shareholders, just as our companies are leaning into the AI opportunities before them.
The top five contributors to performance for the six-month period ending January 31, 2026, were LVMH, Brookfield, Danaher, Fair Isaac, and O’Reilly Automotive.
The top five detractors from performance for the six-month period ending January 31, 2026, were Constellation Software, Topicus.com, Costar, KKR, and Roper Technologies.
We have very little in the way of balance sheet risk in the portfolio: the weighted average gross debt to trailing 12-month EBITDA stands at just 1.3x. We expect our companies to be around for the long term. They can and will play offense. As will we. Thank you for your continued support.
Akre Focus ETF	PAGE 1	TSR-SAR-74316P579

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following graph  reflects a hypothetical $10,000 investment in the class of shares noted over the 10-year period ended January 31, 2026.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Akre Focus ETF NAV	-12.67	7.42	13.40
S&P 500 TR	16.35	14.99	15.57
S&P 500 Equal Weight Total Return	11.29	11.40	12.73
Visit https://www.akrefund.com/documents-and-forms/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$8,478,060,664
Number of Holdings	18
Portfolio Turnover	1%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top Holdings	(% of Net Assets)
Mastercard, Inc. - Class A	13.0%
Brookfield Corp. - Class A	11.4%
Constellation Software, Inc.	9.1%
Visa, Inc. - Class A	8.6%
Moody’s Corp.	8.1%
KKR & Co., Inc.	8.0%
CoStar Group, Inc.	6.0%
Topicus.com, Inc.	5.2%
Roper Technologies, Inc.	4.7%
O’Reilly Automotive, Inc.	4.5%

Top Sectors*	(% of Net Assets)
Financials	49.2%
Information Technology	27.0%
Consumer Discretionary	11.5%
Real Estate	6.0%
Industrials	3.4%
Health Care	0.1%
Cash & Other	2.8%
*	The securities in the portfolio have been classified into industries utilizing their respective Global Industry Classification Standard (“GICS®”) code. In cases where Akre Capital Management, LLC (the “Adviser”) has determined that a holding is misclassified by GICS®, or has not been classified by GICS®, a Fund-determined GICS® framework classification will be utilized. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Akre Focus ETF	PAGE 2	TSR-SAR-74316P579

HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund that occurred on October 24, 2025.
On October 24, 2025, after receiving shareholder approval, the Akre Focus Fund (the “Predecessor Fund”), was reorganized within Professionally Managed Portfolios from a mutual fund into an exchange-traded fund (“ETF”), named the Akre Focus ETF. The Predecessor Fund’s expense ratios were 1.33%, 1.06% and 0.98% for the Retail, Institutional and Supra Institutional classes of the mutual fund, respectively. As a result of the reorganization, the Fund now has an expense ratio for all shareholders of 0.98% and is subject to ETF-related risks.
If you are interested in reviewing more detail regarding the reorganization, you may read the N-14 proxy statement/prospectus, which can be found here: https://www.akrefund.com/documents/aff-etf-n-14-filing/.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://www.akrefund.com/documents-and-forms/.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.akrefund.com/documents-and-forms/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your fund documents not be  householded, please contact the Fund’s transfer agent toll free at  1-877-862-9556, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by your financial intermediary.
Akre Focus ETF	PAGE 3	TSR-SAR-74316P579

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Akre Focus etf
Core Financial Statements
January 31, 2026 (Unaudited)

AKRE FOCUS ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Capital Markets - 27.6%(a)
Brookfield Corp. - Class A	21,156,431	$963,675,432
KKR & Co., Inc.	5,969,996	682,131,743
Moody’s Corp.	1,339,768	690,730,790
		2,336,537,965
Commercial Services & Supplies - 3.4%
Copart, Inc.(b)	7,200,000	292,176,000
Consumer Finance - 4.1%
Fair Isaac Corp.(b)	240,000	351,160,800
Financial Services - 21.6%
Mastercard, Inc. - Class A	2,050,394	1,104,731,783
Visa, Inc. - Class A	2,262,179	728,037,068
		1,832,768,851
Hotels, Restaurants & Leisure - 3.7%
Airbnb, Inc. - Class A(b)	2,396,089	309,982,034
Insurance - 1.9%
CCC Intelligent Solutions Holdings, Inc.(b)	20,748,254	157,271,765
Life Sciences Tools & Services - 0.1%
Danaher Corp.	44,116	9,656,551
Real Estate Management & Development - 6.0%
CoStar Group, Inc.(b)	8,323,037	511,866,776
Software - 21.0%
Constellation Software, Inc.	416,720	769,067,448
Roper Technologies, Inc.	1,083,550	402,246,267
Salesforce.com, Inc.	405,000	85,977,450
ServiceNow, Inc.(b)	720,000	84,247,200
Topicus.com, Inc.(b)	5,970,000	442,823,046
		1,784,361,411
Specialty Retail - 4.5%
O’Reilly Automotive, Inc.(b)	3,838,147	377,712,046
Textiles, Apparel & Luxury Goods - 3.3%
LVMH Moet Hennessy Louis Vuitton SE	429,539	278,457,237
TOTAL COMMON STOCKS (Cost $3,856,342,393)		8,241,951,436

The accompanying notes are an integral part of these financial statements.

1

AKRE FOCUS ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)(Continued)

	Contracts	Value
WARRANTS - 0.0%(c)
Software - 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(b)(d)	628,500	$0
TOTAL WARRANTS (Cost $0)		0
TOTAL INVESTMENTS - 97.2% (Cost $3,856,342,393)		$8,241,951,436
Money Market Deposit Account - 2.9%(e)		249,278,264
Liabilities in Excess of Other Assets - (0.1)%		(13,169,036)
TOTAL NET ASSETS - 100.0%		$ 8,478,060,664

Percentages are stated as a percent of net assets.
The securities in the portfolio have been classified into industries utilizing their respective Global Industry Classification Standard (“GICS®”) code. In cases where Akre Capital Management, LLC (the “Adviser”) has determined that a holding is misclassified by GICS®, or has not been classified by GICS®, a Fund-determined GICS® framework classification will be utilized. GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee, and approved by the Board. These securities represented $0 or 0.0% of net assets as of January 31, 2026.

(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2026 was 3.36%.

The accompanying notes are an integral part of these financial statements.

2

AKRE FOCUS ETF
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2026 (Unaudited)

ASSETS:
Investments, at value	$8,241,951,436
Cash	249,278,264
Receivable for investments sold	59,259,181
Dividends receivable	1,946,063
Interest receivable	824,804
Prepaid expenses and other assets	1,857
Total assets	8,553,261,605
LIABILITIES:
Payable for capital shares redeemed	59,543,649
Payable to Adviser	7,806,412
Payable for investments purchased	7,700,895
Payable for fund administration and accounting fees	148,288
Payable for transfer agent fees and expenses	1,412
Payable for compliance fees	282
Payable for distribution fees	3
Total liabilities	75,200,941
NET ASSETS	$ 8,478,060,664
Net Assets Consists of:
Paid-in capital	$2,363,392,614
Total distributable earnings	6,114,668,050
Total net assets	$8,478,060,664
Net assets	$8,478,060,664
Shares issued and outstanding(a)	140,960,075
Net asset value per share	$60.15
Cost:
Investments, at cost	$3,856,342,393

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

AKRE FOCUS ETF
STATEMENT OF OPERATIONS
For the Period Ended January 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$22,334,361
Less: dividend withholding taxes	(991,560)
Interest income	8,997,655
Securities lending income	4,636
Total investment income	30,345,092
EXPENSES:
Investment advisory fee	50,646,853
Shareholder service costs	2,152,901
Distribution expenses	1,934,326
Fund administration and accounting fees	1,207,289
Transfer agent fees	735,020
Reports to shareholders	420,052
Custodian fees	164,172
Federal and state registration fees	90,644
Trustees’ fees	65,077
Legal fees	14,313
Audit fees	5,333
Compliance fees	3,791
Other expenses and fees	84,362
Total expenses	57,524,133
Expense reimbursement by Adviser	(442,888)
Net expenses	57,081,245
Net investment loss	(26,736,153)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(14,798,413)
In-kind redemptions	1,786,124,311
Foreign currency translation	(2,640)
Net realized gain (loss)	1,771,323,258
Net change in unrealized appreciation (depreciation) on:
Investments	(3,605,377,554)
Net change in unrealized appreciation (depreciation)	(3,605,377,554)
Net realized and unrealized gain (loss)	(1,834,054,296)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,860,790,449)

The accompanying notes are an integral part of these financial statements.

4

AKRE FOCUS ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended January 31, 2026 (Unaudited)(a)	Year Ended July 31, 2025
OPERATIONS:
Net investment income (loss)	$(26,736,153)	$(56,691,079)
Net realized gain (loss)	1,771,323,258	2,531,313,265
Net change in unrealized appreciation (depreciation)	(3,605,377,554)	(773,317,192)
Net increase (decrease) in net assets from operations	(1,860,790,449)	1,701,304,994
DISTRIBUTIONS TO SHAREHOLDERS:
Retail Class	(175,037,222)	(219,658,206)
Supra Institutional Class	(49,414,323)	(55,506,750)
Institutional Class	(280,387,587)	(322,614,955)
Total distributions to shareholders	(504,839,132)	(597,779,911)
CAPITAL TRANSACTIONS:
Retail Class:
Shares sold	19,740,966	142,895,960
Shares issued in reinvestment of distributions	158,615,886	201,455,103
Shares redeemed	(304,241,208)	(1,079,103,587)
Redemption fees	1,160,372	19,522
Shares redeemed from exchange to Institutional Class	(3,585,266,260)	—
Net increase (decrease) in net assets from capital transactions	(3,709,990,244)	(734,733,002)
Supra Institutional Class:
Shares sold	8,213,126	67,393,185
Shares issued in reinvestment of distributions	1,608	1,665
Shares redeemed	(23,713,800)	(131,069,830)
Redemption fees	55,455	5,425
Shares redeemed from exchange to Institutional Class	(1,080,762,492)	—
Net increase (decrease) in net assets from capital transactions	(1,096,206,103)	(63,669,555)
Institutional Class:
Shares sold	984,592,219(b)	2,679,314,721(b)
Shares issued in reinvestment of distributions	230,594,590	266,592,065
Shares redeemed	(1,425,429,923)(b)	(3,751,061,297)(b)
Redemption fees	912,068	31,261
Redemption proceeds from Retail Class and Supra Class exchange	4,666,028,752	—
Net increase (decrease) in net assets from capital transactions	4,456,697,706	(805,123,250)
ETF:
Subscriptions	667,908	—
Reinvestments	—	—
Redemptions	(1,282,494,815)	—
Net increase (decrease) in net assets from capital transactions	(1,281,826,907)	—
Net increase (decrease) in net assets	(3,996,955,129)	(500,000,724)

The accompanying notes are an integral part of these financial statements.

5

AKRE FOCUS ETF
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Period Ended January 31, 2026 (Unaudited)(a)	Year Ended July 31, 2025
NET ASSETS:
Beginning of the period	$12,475,015,793	$12,975,016,517
End of the period	$ 8,478,060,664	$12,475,015,793
SHARES TRANSACTIONS:
Retail Class:
Shares sold	273,139	2,147,771
Shares issued in reinvestment of distributions	2,353,351	2,981,870
Shares redeemed	(4,495,106)	(16,237,359)
Shares exchanged into Institutional Class	(57,024,711)	—
Net increase (decrease) in shares oustanding	(58,893,327)	(11,107,718)
Supra Institutional Class:
Shares sold	115,058	958,628
Shares issued in reinvestment of distributions	22	23
Shares redeemed	(328,413)	(1,849,275)
Shares exchanged into Institutional Class	(16,187,107)	—
Net increase (decrease) in shares oustanding	(16,400,439)	(890,624)
Institutional Class:
Shares sold	11,095,901(b)	38,043,006(b)
Shares exchanged from Retail and Supra Institutional Class	73,211,818	3,771,818
Shares issued in reinvestment of distributions	3,256,986(b)	(53,374,180)(b)
Shares redeemed	(20,106,128)	—
Net increase (decrease) in shares oustanding	67,468,576	(11,559,356)
ETF:
Subscriptions	9,925	—
Reinvestments	—	—
Redemptions	(20,080,000)	—
Net increase (decrease) in shares oustanding	(20,070,075)	—
Total increase (decrease) in shares oustanding	(27,905,265)	(23,557,698)

(a)
Effective as of close of business on October 24, 2025, the Fund acquired all the assets and liabilities of the Akre Focus Fund (the “Predecessor Fund”) in a tax-free reorganization. Prior to the reorganization, effective October 10, 2025, Retail Class shares and Supra Institutional Class shares of the Predecessor Fund were converted into Institutional Class shares to facilitate the exchange. The Fund offers only one class of shares. See additional information contained in Note 1.

(b)	Includes in-kind transactions. See additional information contained in Note 8.
The accompanying notes are an integral part of these financial statements.

6

AKRE FOCUS ETF
FINANCIAL HIGHLIGHTS

	Period Ended January 31, 2026 (Unaudited)*	Year Ended July 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$75.00	$68.40	$55.85	$56.74	$66.05	$51.95
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.17)	(0.26)	(0.11)	0.01	(0.28)	(0.03)
Net realized and unrealized gain (loss) on investments(b)	(11.66)	10.13	14.70	2.22	(6.69)	14.13
Total from investment operations	(11.83)	9.87	14.59	2.23	(6.97)	14.10
LESS DISTRIBUTIONS FROM:
Net realized gains	(3.02)	(3.27)	(2.04)	(3.12)	(2.34)	—
Total distributions	(3.02)	(3.27)	(2.04)	(3.12)	(2.34)	—
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$60.15	$75.00	$68.40	$55.85	$56.74	$66.05
TOTAL RETURN(d)	−16.39%	14.73%	26.85%	4.73%	−11.03%	27.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$8,478,061	$7,017,885	$7,191,335	$7,627,805	$8,722,196	$10,107,359
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	1.04%	1.06%	1.06%	1.04%	1.04%	1.04%
After expense reimbursement/ recoupment(e)(g)	1.01%	1.06%	1.06%	1.04%	1.04%	1.04%
Ratio of net investment income (loss) to average net assets(e)	(0.50)%	(0.37)%	(0.18)%	0.03%	(0.46)%	(0.06)%
Portfolio turnover rate(d)(f)	1%	6%	5%	2%	1%	10%

*
Effective at the close of business on October 24, 2025 the Fund acquired all the assets and liabilities of the Akre Focus Fund (the “Predecessor Fund”) in a tax-free reorganization (the “Reorganization”). Effective October 10, 2025, the Retail Class shares and the Supra Institutional Class shares of the Predecessor Fund were converted into the Institutional Class shares of the Predecessor Fund (the “Share Class Consolidation”). The expense ratio presented reflects the accounting history of the Institutional Class of the Predecessor Fund prior to the Reorganization. Due to differing fee structures, Retail Class shareholders experienced higher expenses and Supra Institutional Class shareholders experienced lower expenses prior to their consolidation into the Institutional Class on October 10, 2025. See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods. Includes in-kind transactions.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
Effective at the close of business on October 10, 2025, the Adviser agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through October 24, 2025, so that such annual operating expenses will not exceed 0.98%. Prior to October 10, 2025, the limit was 1.04% of the Fund’s average daily net assets (the “Expense Cap”), excluding distribution expenses, shareholder servicing fees, and any other class-specific expenses. See Note 3.

The accompanying notes are an integral part of these financial statements.

7

Akre Focus ETF
NOTES TO FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
The Akre Focus ETF (the “Fund”) is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The investment objective of the Fund is to achieve long-term capital appreciation. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund commenced operations on October 27, 2025, as a successor to the Akre Focus Fund.
Reorganization. At a meeting held on September 19, 2025, shareholders approved an Agreement and Plan of Reorganization setting forth the terms and conditions of the conversion of the Akre Focus Fund (the “Predecessor Fund”), which operated as a mutual fund, into an exchange-traded fund or “ETF.” The Akre Focus ETF, a newly-organized series of the Trust (the “Fund” or the “Acquiring Fund”), was established as a “shell” fund organized in connection with the Reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund as an ETF (the “Reorganization”).
Prior to the Reorganization, the Predecessor Fund offered Retail, Institutional, and Supra Institutional Class shares. The Retail and Institutional Classes commenced operations on August 31, 2009, and the Supra Institutional Class commenced operations on August 31, 2015. After the close of business on October 10, 2025, all issued and outstanding Retail Class Shares and Supra Institutional Class Shares were merged into Institutional Class Shares (the “Share Class Consolidation”). Following the Share Class Consolidation, the Retail and Supra Institutional Classes closed.

	Shares Oustanding	Net Assets	Nav per Share
Retail Class	57,024,711	3,585,266,260	62.87
Supra Institutional Class	16,187,107	1,080,762,492	66.77
Institutional Class (before Class Consolidation)	93,061,515	6,147,688,331	66.06
Institutional Class (after Class Consolidation)	163,694,223	10,813,717,083	66.06

At the close of business on October 24, 2025, the Reorganization was completed. The Reorganization was accomplished by (i) the acquisition of the assets and assumption of the liabilities of the Predecessor Fund by the Acquiring Fund in exchange solely for shares of the ETF of equal value (except for the value of any fractional Predecessor Fund shares held by shareholders, which were distributed in cash to Predecessor Fund shareholders upon the closing of the Reorganization), (ii) the pro rata distribution of such shares to the shareholders of the Predecessor Fund, and (iii) the complete liquidation and dissolution of the Predecessor Fund. The Acquiring Fund is the accounting and performance survivor of the Predecessor Fund’s Institutional Class. The Acquiring Fund had no performance history prior to the Reorganization. The cost basis of the investments received from the Predecessor Fund were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. This is illustrated in the following table:

Predecessor Fund Net Assets	Shares Issued to Shareholders of Predecessor Fund	Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$10,836,602,830(1)	161,040,075	$ —	$10,836,602,830	Non-taxable

(1)
Includes accumulated net investment income, accumulated realized gains, and unrealized appreciation in the amounts of $(15,114,833), $733,326,259, and $6,473,168,327, respectively. $733,326,259 of the accumulated realized gains was attributable to redemptions in-kind which are not subject for distribution.

Effective as of close of business on October 24, 2025, the Fund acquired all the assets and liabilities of the Akre Focus Fund (the “Predecessor Fund”) in a tax-free reorganization. Prior to the reorganization, effective October 10, 2025, Retail Class shares and Supra Institutional Class shares of the Predecessor Fund were converted into Institutional Class shares to facilitate the exchange. The Fund offers only one class of shares.

8

Akre Focus ETF
NOTES TO FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)(Continued)
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.
Pursuant to Rule 2a-5 under the 1940 Act, the Board has adopted a Valuation Policy designating Akre Capital Management, LLC (the “Adviser”) as the Fund’s Valuation Designee. Under Rule 2a-5, the Valuation Designee shall determine the fair value of securities for which readily available market quotes are not available in accordance with procedures approved by the Board.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability; and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

9

Akre Focus ETF
NOTES TO FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)(Continued)
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2026. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$8,241,951,436	$—	$—	$8,241,951,436
Warrants	—	—	0	0
Total Investments in Securities	$8,241,951,436	$—	$0	$8,241,951,436

As of January 31, 2026, the Fund held one level 3 security (Constellation Software, Inc. Warrants) fair valued at $0. There were no purchases, sales or transfers of level 3 assets during the six months ended January 31, 2026.

Type of Security	Fair Value at January 31, 2026	Valuation Techniques	Unobservable Input	Input Value(s)
Warrants	$0	Cost Method	N/A	0.00%

The Fund and the Fund’s Valuation Designee under Rule 2a-5 of the Investment Company Act of 1940, oversees valuation techniques.
B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.
The Fund does not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Such fluctuations are included with the net realized gain or loss from investments. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
C.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of the most recent fiscal year ended July 31, 2025, the Fund deferred, on a tax basis, no late-year losses. The Fund did not defer any post-October losses or have any capital loss carry-forwards.

10

Akre Focus ETF
NOTES TO FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)(Continued)
As of January 31, 2026, the Fund did not have any tax positions that did not meet the “more likely than not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of January 31, 2026, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Segment Reporting. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund(s). The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Executive Officer, who serves as the Chief Operating Decision Maker, reviews investment performance and resource allocations, while the Chief Financial Officer monitors expenses and financial results using the information presented in the financial statements and financial highlights.

K.
New Accounting Pronouncements. In December 2023, the FASB issued Accounting Standards Updated 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Fund.

11

Akre Focus ETF
NOTES TO FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)(Continued)
L.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Akre Capital Management, LLC provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services prior to the Reorganization, the Adviser was entitled to a monthly fee at the annual rate of 0.90% of the average daily net assets of the Predecessor Fund. After the completion of the Reorganization on October 24, 2025, the Adviser is entitled to a monthly unitary fee at the annual rate shown in the following table:

Current
Akre Focus ETF	0.98%

The advisory fees incurred during the six months ended January 31, 2026 are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Adviser.
From the time of the Share Class Consolidation on October 10, 2025 through the completion of the Reorganization on October 24, 2025, the Adviser agreed to waive its fees and/or pay the Predecessor Fund’s expenses such that the total expense ratio of the Institutional Class Shares did not exceed 0.98% of the average daily net assets of the Institutional Class Shares. The fees waived and/or expenses reimbursed amounted to $442,888.
Prior to October 10, 2025, the expense limit was 1.04% of the Predecessor Fund’s average daily net assets (the “Expense Cap”), excluding distribution expenses, shareholder servicing fees, and any other class-specific expenses
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Fund’s expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid to Fund Services for these services for the six months ended January 31, 2026, are disclosed in the Statements of Operations.
Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund. U.S. Bank N.A. is an affiliate of Fund Services.
NOTE 4 – SECURITIES LENDING
The Fund may lend up to 33 1∕3% of its total asset value to brokers, dealers, and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the market value of any loaned securities at the time of the loan, plus accrued interest.
The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing year. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.
The Fund’s loaned securities are collateralized by cash equivalents. The cash collateral is invested by U.S. Bank N.A. in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

12

Akre Focus ETF
NOTES TO FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)(Continued)
As of January 31, 2026, the Fund did not have any securities on loan.
The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the First American Government Obligations Fund (a money market fund subject to Rule 2a-7 under the 1940 Act). The remaining contractual maturity of all the securities lending transactions is overnight and continuous.
The interest income earned by the Fund on investments of cash collateral received from borrowers for the securities loaned to them (“Securities lending income”) is reflected in the Statement of Operations.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the six months ended January 31, 2026, the cost of purchases and the proceeds from the sale or maturity of securities, other than short-term investments and in-kind transactions, were $649,863,936 and $112,594,338, respectively.
For the six months ended January 31, 2026, there were no in-kind purchases of securities and the in-kind sales transactions were $2,190,355,599.
There were no purchases, sales, or maturities of long-term U.S. Government securities for the six months ended January 31, 2026.
NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended January 31, 2026, and the year ended July 31, 2025, for the Fund was as follows:

	January 31, 2026(1)	July 31, 2025
Distributions paid from:
Long-term capital gain(2)	$504,839,132	$597,779,911

(1)
Reflects distribution made on August 25, 2025 from Predecessor Fund to reduce embedded gains prior to the Reorganization. Remaining undistributed gains are expected to be managed through in-kind redemptions.

(2)	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b) (3).
As of the most recent fiscal year ended July 31, 2025, the components of distributable accumulated earnings (losses) and cost basis of investments on a tax basis were as follows(3):

Cost of investments	$3,738,115,514
Gross tax unrealized appreciation	8,056,122,076
Gross tax unrealized depreciation	(65,137,119)
Net tax unrealized appreciation (depreciation)	7,990,984,957
Undistributed ordinary income	—
Undistributed long-term capital gains	489,312,674
Total distributable earnings	489,312,674
Other distributable (accumulated) earnings (losses)	—
Total distributable (accumulated) earnings (losses)	$8,480,297,631

(3)
Permanent book-to-tax differences between financial reporting and tax reporting are primarily due to foreign currency reclasses and in-kind adjustments. The difference between book basis and tax basis unrealized appreciation was attributable to wash sales.

13

Akre Focus ETF
NOTES TO FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)(Continued)
NOTE 7 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility activity for the six months ended January 31, 2026, was as follows:

Maximum available credit	$400,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of January 31, 2026	—
Average interest rate when in use	—

Interest expense for the six months ended January 31, 2026, is disclosed in the Statement of Operations, if applicable.
NOTE 8 – REFLOW TRANSACTIONS
From the beginning of the period on August 1, 2025, through October 16, 2025, the Predecessor Fund participated in the ReFlow Fund, LLC (“ReFlow”) liquidity program. ReFlow operates an auction program through which it makes a source of capital available to participating funds (like the Fund) to allow participating funds to satisfy some or all of their daily net redemptions. This program is designed to provide an alternative liquidity source to funds on days where redemptions of fund shares exceed purchases. Pursuant to the program, ReFlow stood ready to purchase Predecessor Fund shares up to the value of net redemptions on a given day, which provides a source of cash to the Fund to satisfy net shareholder redemptions by other shareholders.
Following purchases of the Predecessor Fund’s shares, ReFlow periodically redeemed its entire share position in the Predecessor Fund and requested that such redemption be met in-kind in accordance with the Predecessor Fund’s redemption in-kind policies. ReFlow generally redeemed its shares when the Predecessor Fund experienced net sales, when a maximum holding period was reached (currently 8 days), when ReFlow reached a maximum position in the Fund, or at other times at ReFlow’s or the Adviser’s discretion. While ReFlow held the Predecessor Fund’s shares, it had the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow service, the Fund paid a fee to ReFlow each time it purchased Predecessor Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The minimum fee rate as of October 16, 2025, was 0.14% of the value of the Predecessor Fund shares purchased by ReFlow, although the Fund was able to submit a bid at a higher fee rate if it determined that doing so was in the best interest of Fund shareholders. ReFlow fees that were incurred by the Predecessor Fund through October 16, 2025, are recorded within the Statement of Operations.
ReFlow’s purchases of the Predecessor Fund’s shares through the liquidity program were made on an investment-blind basis without regard to the Predecessor Fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. Effective with the Reorganization, the Fund no longer utilizes the ReFlow program.

14

Akre Focus ETF
NOTES TO FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)(Continued)
During the six months ended January 31, 2026, the Fund had the following in-kind redemption transactions related to ReFlow:

Redemptions In-Kind
Value of Securities	$404,982,620
Cash	$5,205,800
Total Amount	$410,188,420
Fund Shares Redeemed	5,936,403
Reduction in Realized Gains	$324,704,467

Reflow Subscriptions
Fund Shares Purchased	5,637,556
Value of Shares Purchased	$389,877,479

The Fund recognizes a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities and recognizes a loss to the extent that the cost of those securities exceeds the value of the distributed securities on the date of redemption. Such net gains are not taxable to the Fund and are not required to be distributed to shareholders. The Fund has reclassified these amounts against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or NAV per share.
NOTE 9 – SHARE TRANSACTIONS
Shares of the Fund are listed on a national securities exchange, NYSE Arca, Inc. (the “Exchange”), and trade throughout the day on the Exchange and other secondary markets at market prices that may differ from NAV. The Fund issues and redeems Shares (“Shares”) at net asset value per share (“NAV”) only in large blocks of Shares (“Creation Units” or “Creation Unit Aggregations”). Each Creation Unit is made up of at least 10,000 Shares, though these amounts may change from time to time. The Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are also redeemable only in Creation Unit aggregations, principally for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors (authorized participants) who have entered into agreements with the Trust’s distributor, can purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares of the Fund are not redeemable securities.

15

AKRE FOCUS ETF
Approval of Investment Advisory Agreement (Unaudited)
At a meeting held on January 14, 2025, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered the initial approval of an Investment Advisory Agreement (the “Advisory Agreement”) for the Akre Focus ETF (the “Fund”), a new series of Professionally Managed Portfolios with Akre Capital Management, LLC (the “Adviser”). At this meeting, and at a prior meeting in September 2024, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services to be provided by the Adviser to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreement:
1. The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement. The Trustees discussed the nature, extent and quality of the Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of the day-to-day management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Adviser that would be involved in the day-to-day activities of the Fund. The Board reviewed the proposed services the Adviser would provide to the Fund, including services that extended beyond portfolio management and the receipt of any additional fees by the Adviser or its affiliates. The Board considered the structure of the Adviser’s compliance procedures and the trading capability of the Adviser. After reviewing the Adviser’s compliance policies and procedures, the Board concluded that the policies and procedures were reasonably designed to prevent a violation of the federal securities laws. The Board then concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided would be satisfactory.
2. The Fund’s historical performance and the overall performance of the Adviser. As the Fund was newly created, the Board was unable to review the performance of the Fund; however, the Board reviewed performance of the similarly managed composite, as well as the performance of the similarly managed mutual fund, and noted differences between what the composite, the mutual fund and the Fund may invest in.
3. Costs of Services Provided and Profits Realized by the Adviser. The Board compared the total expense ratio of a similarly-managed mutual fund managed by the Adviser to the advisory fee for the Fund, noting that it was a relevant comparison because the Fund’s advisory fee is a “unified fee.” The Board noted the importance of the fact that the proposed advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses other than the unified fee except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board also considered that at its annual approval of the advisory agreement for the similarly managed mutual fund, it had reviewed the advisory fee for that fund and compared it to the management fees and total operating expenses of its Morningstar peer group and had determined it to be reasonable. The Board further noted that because the Fund is new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Fund.
4. Economies of Scale. The Board also considered that economies of scale could be expected to be realized by the Adviser as the assets of the Fund grows. The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, as it had yet to commence operations, but would revisit this issue in the future as circumstances changed and asset levels increased.

16

AKRE FOCUS ETF
Approval of Investment Advisory Agreement (Unaudited)(Continued)
5. The profits to be realized by the Adviser and its affiliates from their relationship with the Fund. The Trustees discussed the likely overall profitability of the Adviser from managing the Fund. In assessing possible profitability, the Trustees reviewed the Adviser’s financial information and took into account both the likely direct and indirect benefits to the Adviser from advising the Fund. The Trustees concluded that the Adviser’s profit from managing the Fund would likely not be excessive and, after review of relevant financial information, the Adviser would have adequate capitalization and/or would maintain adequate profit levels to support the Fund.
No single factor was determinative of the Board’s decision to approve the Advisory Agreement, but rather, the Board based its determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable. The Board therefore determined that the Advisory Agreement would be in the best interests of the Fund and its shareholders.

17

Akre Focus ETF
Additional Information (Unaudited)
INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT reports may also be obtained by calling (877) 862-9556.
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
On September 19, 2025, the Akre Focus Fund held a special meeting of shareholders, and at such meeting, at the recommendation of the Board of Trustees, the Akre Focus Fund shareholders approved the Agreement and Plan of Reorganization to reorganize the Akre Focus Fund into the Akre Focus ETF. The Reorganization was completed after the close of business on October 24, 2025.
Of the 90,227,596 shares present in person or by proxy at the shareholder meeting, 84,315,768 shares or 93.45% voted in favor (representing 49.78% of total outstanding shares), 1,776,949 shares voted against (representing 1.05% of total outstanding shares), and 4,134,881 shares abstained from voting (representing 2.44% of total outstanding shares).
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

18

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

On September 19, 2025, the Akre Focus Fund held a special meeting of shareholders, and at such meeting, at the recommendation of the Board of Trustees, the Akre Focus Fund shareholders approved the Agreement and Plan of Reorganization to reorganize the Akre Focus Fund into the Akre Focus ETF. The Reorganization was completed after the close of business on October 24, 2025. Of the 90,227,596 shares present in person or by proxy at the shareholder meeting, 84,315,768 shares or 93.45% voted in favor (representing 49.78% of total outstanding shares), 1,776,949 shares voted against (representing 1.05% of total outstanding shares), and 4,134,881 shares abstained from voting (representing 2.44% of total outstanding shares).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Craig Benton
Craig Benton, President/Principal Executive Officer

Date	4/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Craig Benton
Craig Benton, President/Principal Executive Officer

Date	4/8/2026

By (Signature and Title)	/s/ Kathryn LaPlante Johnson
Kathryn LaPlante Johnson, Treasurer/Principal Financial Officer

Date	4/8/2026